PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
NOTE 7- PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	April 30,	July 31,
	2015	2014
Machinery equipment	$5,281,800	$3,997,506
Computer and office equipment	56,630	59,316
Vehicle	74,205	38,558
Property under capital lease	2,763,062	2,756,573
Total property, plant and equipment	8,175,697	6,851,953
Less: accumulated depreciation	(382,457)	(72,697)
Total	$7,793,240	$6,779,256

Total depreciation expenses for the nine months ended April 30, 2015 and 2014 were $310,560 and $0, respectively. Depreciation relating to Contract work in progress for the nine months ended April 30, 2015 and 2014 were $189,241 and $0, respectively, and depreciation relating to general and administrative expenses for the nine months ended April 30, 2015 and 2014 were $121,321 and $0, respectively.

NOTE 7- PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	July 31,	July 31,
	2014	2013
Machinery equipment	$3,997,506	$-
Computer and office equipment	59,316	-
Vehicle	38,558
Property under capital lease	2,756,573	-
Total property, plant and equipment	6,851,953	-
Less: accumulated depreciation	(72,697)	-
Total	$6,779,256	$-

Total depreciation expenses for the years ended July 30, 2014 and 2013 were $72,697 and $0, respectively. Depreciation relating to Contract work in progress for the years ended July 30, 2014 and 2013 were $38,241 and $0, respectively, and depreciation relating to general and administrative expenses for the years ended July 30, 2014 and 2013 were $34,456 and $0, respectively.